UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Conservative Allocation Portfolio

June 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 92.51%
Equity Funds – 42.25%*
Delaware Group Equity Funds II – Delaware Value Fund	589,457	$8,470,491
Delaware Group Equity Funds III – Delaware Trend Fund	18,527	439,449
†Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	623,290	4,537,550
Delaware Group Equity Funds V – Delaware Small Cap Core Fund	98,855	1,342,449
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	43,175	859,179
Delaware International Value Equity Fund	159,777	2,773,727
		18,422,845
Fixed Income Funds – 50.26%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,804,338	13,153,621
Delaware Inflation Protected Bond Fund	67,366	633,240
Delaware Group Income Funds –
Delaware Corporate Bond Fund	722,289	4,008,703
Delaware High-Yield Opportunities Fund	707,074	3,125,268
Delaware Group Limited-Term Government Funds – Delaware Limited-Term Government Fund	121,725	990,840
		21,911,672
Total Affiliated Investment Companies (cost $36,269,180)		40,334,517

	Principal
	Amount
^Discount Note – 7.60%
Federal Home Loan Bank 4.802% 7/2/07	$3,314,000	3,313,558
Total Discount Note (cost $3,313,558)		3,313,558

Total Value of Securities – 100.11%
(cost $39,582,738)		43,648,075
Liabilities Net of Receivables and Other Assets (See Notes) – (0.11%)		(49,191)
Net Assets Applicable to 4,509,131 Shares Outstanding – 100.00%		$43,598,884

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended June 30, 2007.
*Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Conservative Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds) is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$39,740,101
Aggregate unrealized appreciation	4,400,406
Aggregate unrealized depreciation	(492,432)
Net unrealized appreciation	$3,907,974

For federal income tax purposes, at September 30, 2006, capital loss carryforwards of $330,460 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $330,460 expires in 2012.

3. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Fund no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a “Fund”) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund 's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Portfolio's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Portfolio may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

4. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Moderate Allocation Portfolio

June 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 96.48%
Equity Funds – 64.06%*
Delaware Group Equity Funds II – Delaware Value Fund	875,929	$12,587,094
Delaware Group Equity Funds III – Delaware Trend Fund	21,173	502,227
†Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	1,146,444	8,346,114
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	160,473	2,179,220
Delaware Small Cap Value Fund	12,121	516,823
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	79,599	1,584,027
Delaware International Value Equity Fund	289,842	5,031,649
†Voyageur Mutual Funds III – Delaware Select Growth Fund	64,317	1,848,462
		32,595,616
Fixed Income Funds – 32.42%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	1,192,044	8,690,001
Delaware Inflation Protected Bond Fund	85,817	806,684
Delaware Group Income Funds –
Delaware Corporate Bond Fund	559,570	3,105,616
Delaware High-Yield Opportunities Fund	497,346	2,198,269
Delaware Group Limited-Term Government Funds – Delaware Limited-Term Government Fund	208,556	1,697,649
		16,498,219
Total Affiliated Investment Companies (cost $40,211,232)		49,093,835

	Principal
	Amount
^Discount Note – 3.57%
Federal Home Loan Bank 4.802% 7/2/07	$1,819,000	1,818,757
Total Discount Note (cost $1,818,757)		1,818,757

Total Value of Securities – 100.05%
(cost $42,029,989)		50,912,592
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(24,818)
Net Assets Applicable to 4,611,491 Shares Outstanding – 100.00%		$50,887,774

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended June 30, 2007.
*Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Moderate Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds) is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$42,436,768
Aggregate unrealized appreciation	8,603,136
Aggregate unrealized depreciation	(127,312)
Net unrealized appreciation	$8,475,824

3. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Fund no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a “Fund”) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund 's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Portfolio’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Portfolio may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

4. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Aggressive Allocation Portfolio

June 30, 2007

	Number of
	Shares	Value
Affiliated Investment Companies – 97.78%
Equity Funds – 81.20%*
Delaware Group Equity Funds II – Delaware Value Fund	1,034,761	$14,869,512
Delaware Group Equity Funds III – Delaware Trend Fund	26,466	627,784
†Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund	1,525,052	11,102,380
Delaware Group Equity Funds V –
Delaware Small Cap Core Fund	161,310	2,190,584
Delaware Small Cap Value Fund	13,303	567,224
Delaware Group Global & International Funds –
Delaware Emerging Markets Fund	152,806	3,040,840
Delaware International Value Equity Fund	563,858	9,788,575
†Voyageur Mutual Funds III – Delaware Select Growth Fund	107,298	3,083,740
		45,270,639
Fixed Income Funds – 16.58%*
Delaware Group Government Funds –
Delaware Core Plus Bond Fund	737,637	5,377,373
Delaware Inflation Protected Bond Fund	69,629	654,517
Delaware Group Income Funds –
Delaware Corporate Bond Fund	336,441	1,867,246
Delaware High-Yield Opportunities Fund	303,540	1,341,647
		9,240,783
Total Affiliated Investment Companies (cost $42,486,333)		54,511,422
	Principal
	Amount
^Discount Note – 2.38%
Federal Home Loan Bank 4.802% 7/2/07	$1,327,000	1,326,823
Total Discount Note (cost $1,326,823)		1,326,823

Total Value of Securities – 100.16%
(cost $43,813,156)		55,838,245
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(89,575)
Net Assets Applicable to 4,995,424 Shares Outstanding – 100.00%		$55,748,670

^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended June 30, 2007.
*Institutional Class Shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Aggressive Allocation Portfolio (Portfolio).

Security Valuation – The value of the Portfolio’s investments in other open-end investment companies (mutual funds) that are members of the Delaware Investments® Family of Funds (Underlying Funds) is based on the published net asset value of the Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$44,466,228
Aggregate unrealized appreciation	11,549,106
Aggregate unrealized depreciation	(177,089)
Net unrealized appreciation	$11,372,017

3. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Fund no longer accepts new or subsequent investments in Class B shares of the Funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a “Fund”) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund 's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Portfolio’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Portfolio may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

4. Subsequent Event
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: